DEBT - Senior Notes - General Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Debt
Gain on repurchase			$ 19,270
Senior Notes
Debt
Repurchase of outstanding senior notes				$ 267
Gain on repurchase			$ 19,300
7.97% senior notes maturing June 18, 2021 | Senior Notes
Debt
Principal repayment amount	$ 22	$ 22